ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2011
ACCRUED EXPENSES
ACCRUED EXPENSES

6.     ACCRUED EXPENSES

	As of December 31,
	2010	2011
	$	$
Accrued advertising expense	1,755,901	2,645,007
Accrued shipping and handling costs	1,462,694	2,117,878
Accrued payroll	2,115,378	2,496,547
Others	1,219,170	1,466,306
	6,553,143	8,725,738